Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2017
Transactions with Related Parties [Abstract]
Schedule of related party transactions
Balance Sheet
	December 31, 2016	June 30, 2017
Due from related parties
Oceanbulk Maritime S.A. and its affiliates	$922	$148
Interchart Shipping Inc.	-	-
Star Ocean Manning Philipines Inc.	-	80
Due from related parties	$922	$228

Due to related parties
Combine Marine Ltd.	$-	8
Oceanbulk Maritime S.A. and its affiliates	26	3
Sydelle profit sharing agreement		159
Management and Directors Fees	323	157
Managed Vessels of Oceanbulk Shipping LLC	7	7
Due to related parties	$356	$334

Statements of Operations
	Six month period ended June 30,
	2016	2017
Voyage expenses-Interchart	$(1,650)	$(1,650)
Executive directors consultancy fees	(248)	(250)
Non-executive directors compensation	(75)	(72)
Office rent - Combine Marine Ltd.	(17)	(17)
Office rent - Alma Properties	-	(2)
Sydelle profit sharing agreement	-	(159)